Revenues (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Domestic fixed line communications	₪ 3,953			₪ 4,064		₪ 4,125
Cellular	2,500			2,588		2,832
International communications, internet services and NEP	1,467			1,480		1,487
Multi-channel television	1,650			1,745		1,333
Others	219			207		208
Revenues	9,789	[1]	$ 2,823	10,084		9,985
Fixed line telephony [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Domestic fixed line communications	1,255			1,352	[2]	1,456	[2]
Internet - infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Domestic fixed line communications	1,488			1,461	[2]	1,438	[2]
Transmission and data communication [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Domestic fixed line communications	775			835	[2]	835	[2]
Cloud and digital services [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Domestic fixed line communications	230			203	[2]	184	[2]
Other services [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Domestic fixed line communications	205			213		212
Cellular services and terminal equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cellular	1,743			1,777		1,948
Sale of terminal equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cellular	₪ 757			₪ 811		₪ 884

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.
[2]	Cloud and digital services were reclassified and presented separately to reflect the change in the mix of revenues in fixed-line domestic communications